Related Parties - Predecessor - Summary of Ceded Under Reinsurance Agreements (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Premiums and contract charges	$ 702,833
Interest credited to contractholder funds, contract benefits and expenses	635,887
Allstate Life Insurance Company | Predecessor
Related Party Transaction [Line Items]
Premiums and contract charges		244,797	962,576	908,459
Interest credited to contractholder funds, contract benefits and expenses		$ 336,122	$ 1,505,010	$ 1,369,305